Share-based Payment Arrangements - Summary of Information About USISH Option Plans (Detail) ¥ / shares in Units, shares in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 CNY (¥) shares ¥ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 CNY (¥) shares ¥ / shares	Dec. 31, 2021 shares $ / shares ¥ / shares	Dec. 31, 2021 CNY (¥) shares ¥ / shares	Dec. 31, 2023 shares ¥ / shares	Dec. 31, 2022 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, granted	17,167
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance			20,246		29,486		31,266
Number of options, granted			14,506		0		0
Number of options, expired			(1,204)		(2,312)		0
Number of options, forfeited			(695)		(942)		(952)
Number of options, exercised			(3,125)		(5,986)		(828)
Number of options, Ending balance			29,728		20,246		29,486
Number of options, exercisable, end of year		15,310		15,518		19,249	19,249	15,310	15,518
Weighted average exercise price, Beginning balance | ¥ / shares			¥ 14.5		¥ 14.2		¥ 14.6
Weighted average exercise price options granted | ¥ / shares			14.5		0		0
Weighted average exercise price, Options expired | ¥ / shares			14.1		13.9		0
Weighted average exercise price, Options forfeited | ¥ / shares			13.6		13		14.5
Weighted average exercise price options exercised | ¥ / shares			12.1		12.8		13.8
Weighted average exercise price, Ending balance | ¥ / shares			¥ 14.7		¥ 14.5		14.2
Weighted average exercise price, Options exercisable, end of year | ¥ / shares						¥ 14.8	¥ 14.8	¥ 14.9	¥ 15
Fair value of options granted | ¥					¥ 0		¥ 0
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥			¥ 3.8
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥			¥ 4.7
AMPI Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance			3,100		0
Number of options, granted			0		3,100
Number of options, Ending balance			3,100		3,100		0
Number of options, exercisable, end of year		0		0				0	0
Weighted average exercise price, Beginning balance | $ / shares		$ 30		$ 0
Weighted average exercise price options granted | $ / shares		0		30
Weighted average exercise price, Ending balance | $ / shares		30		30		¥ 0
Weighted average exercise price, Options exercisable, end of year | $ / shares		0		0
Fair value of options granted (NT$) | $ / shares		$ 0
AMPI Option Plans [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $ / shares				18
AMPI Option Plans [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | $ / shares				$ 18.8